UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one): [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NTV Asset Management, LLC
Address: 216 Brooks Street
         Suite 300
         Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karen Setterstrom
Title:  Chief Compliance Officer
Phone:  (304) 353-9095

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom        Charleston, West Virginia          August 10, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      130

Form 13F Information Table Value Total:  152,041
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number Name

                             Form 13F INFORMATION TABLE





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          Column 1                   Column 2         Column 3    Column 4    Column 5     Column 6     Column 7        Column 8
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
                                                                                                     OTHER
       NAME OF ISSUER                TITLE OF           CUSIP      VALUE      SHRS OR     INVESTMENTMANAGERS    VOTING AUTHORITY
                                       CLASS                      (x$1000)    SH/PUT/     DISCRETION
                                                                              PRN AMT                         ------------------
                                                                              PRN CALL                          SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc                       Com    00846U101        210       10379          Sole           10379        0
----------------------------------------------------------------------------------------------------------------------------------
ABB Ltd                              Sponsored ADR    000375204        295       18700          Sole               0    18700
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                                    Com    002824100        214        4560          Sole            4360      200
----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                      Com    053015103        489       13800          Sole           13550      250
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Barclys US AGG B    464287226        423        4150          Sole            1150     3000
----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                      Com    031162100        944       17845          Sole           15245     2600
----------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                          Com    009158106        968       15000          Sole               0    15000
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation                    Com    060505104       1161       87988          Sole           80872     7116
----------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                                Com    071813109        998       18845          Sole             445    18400
----------------------------------------------------------------------------------------------------------------------------------
Biotech Holdrs Tr                   Depostry Rcpts    09067D201        206        2215          Sole            2215        0
----------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                                      Com    054937107       8290      377161        Shared          343996    33165
----------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                               Com    092113109        281       12250          Sole               0    12250
----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                        Com    110122108        519       25597          Sole           16797     8800
----------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe                     Com    12189T104        587        7989          Sole            7289      700
----------------------------------------------------------------------------------------------------------------------------------
BP PLC                               Sponsored ADR    055622104        733       15392          Sole           13892     1500
----------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                                   Com    177835105        561       18496        Shared           16996     1500
----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy  Corp                        Com    165167107        487       24605          Sole           24605        0
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                           Com    194162103        731       10336          Sole            7136     3200
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                                  Com    17275R102        743       39876          Sole           27796    12080
----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                                       Com    126408103        799       23090          Sole             890    22200
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                               Com    166764100       1712       25847          Sole           22362     3485
----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co                    Com    263534109        379       14802          Sole            2002    12800
----------------------------------------------------------------------------------------------------------------------------------
Diamonds Tr                             Unit Ser 1    252787106       2062       24358          Sole           14980     9378
----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                                 Com    254687106       1349       57829          Sole           20677    37152
----------------------------------------------------------------------------------------------------------------------------------
Wisdomtree Trust                    Intl SmCap Div    97717W760        407       11075          Sole           11075        0
----------------------------------------------------------------------------------------------------------------------------------
Dow Chem Co                                    Com    260543103        361       22419          Sole            6419    16000
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                  Sponsored ADR    251566105        226       19200          Sole           19200        0
----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                           Com    26441C105        619       42487          Sole           31287    11200
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          DJ Sel Div Inx    464287168        580       16425          Sole           16225      200
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          MSCI Emerg Mkt    464287234       5243      162680          Sole          124720    37960
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           MSCI Eafe Idx    464287465       3948       86188          Sole           54305    31883
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            MSCI Grw Idx    464288885        212        4595          Sole            1000     3595
----------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co                                Com    291011104        917       28308          Sole           13000    15308
----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                                   Com    28336L109        453       49184          Sole           29150    20034
----------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners                      Com    293792107        657       26365          Sole           26365        0
----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                             MSCI Japan    464286848        733       77800          Sole           48100    29700
----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                          MSCI Malaysia    464286830        410       46100          Sole           45500      600
----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                         MSCI Utd Kingd    464286699        317       24000          Sole           24000        0
----------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                         Cl B    314211103        963       40000          Sole               0    40000
----------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc                                     Com    337738108        621       13600          Sole               0    13600
----------------------------------------------------------------------------------------------------------------------------------
Fresenius Med Care AG & Co           Sponsored ADR    358029106        459       10200          Sole           10050      150
----------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                                  Com    302571104        249        4385          Sole            4224      161
----------------------------------------------------------------------------------------------------------------------------------
France Telecom                       Sponsored ADR    35177Q105        440       19300          Sole           19300        0
----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                          Com    369550108        603       10900          Sole             100    10800
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                            Com    369604103       2074      177019          Sole          114032    62987
----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc                            Com    375558103        234        5000          Sole            5000        0
----------------------------------------------------------------------------------------------------------------------------------
General Mls Inc                                Com    370334104        277        4946          Sole            2400     2546
----------------------------------------------------------------------------------------------------------------------------------
Ishares S&P GSCI Commodity            Unit Ben Int    46428R107       1388       46200          Sole           46000      200
----------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC                  Sponsored ADR    37733W105        402       11387          Sole            1387    10000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Barclys Inter Gv    464288612        707        6800          Sole             100     6700
----------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                           Com    42217K106        460       13500          Sole           13000      500
----------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                                 Com    437076102        811       34330          Sole           20780    13550
----------------------------------------------------------------------------------------------------------------------------------
Heniz H J Co                                   Com    423074103        404       11340          Sole           10140     1200
----------------------------------------------------------------------------------------------------------------------------------
Ishares Comex Gold Tr                      Ishares    464285105       2876       31525          Sole           30525     1000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          NASDQ Bio Indx    464287556       2736       37615          Sole           29340     8275
----------------------------------------------------------------------------------------------------------------------------------
International Business Machs                   Com    459200101       1960       18772          Sole           12097     6675
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                             DJ US Utils    464287697        232        3482          Sole            3482        0
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        DJ EPAC Dividend    464288448        387       15927          Sole           15727      200
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Barclays 7-10 yr    464287440       1821       20091          Sole           16436     3655
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P MidCap 400    464287507       3063       53010          Sole           38225    14785
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P MC 400 Grw    464287606       1156       18550          Sole           18400      150
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P SmlCap 600    464287804       1176       26470          Sole           15895    10575
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            S&P SmlCp Gr    464287887        273        5900          Sole            5800      100
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                                     Com    458140100        726       43877          Sole           19377    24500
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        S&P Glb 100 Indx    464287572        483        9805          Sole            7010     2795
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           S&P 500 Value    464287408        747       17111          Sole            2811    14300
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           S&P 500 Index    464287200        218        2367          Sole            2237      130
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                             S&P 500 Grw    464287309       2048       42876          Sole           23526    19350
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            Russell 1000    464287622        405        8000          Sole               0     8000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Russell 1000 Gr    464287614        669       16325          Sole            7200     9125
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            Russell 2000    464287655        471        9225          Sole            7150     2075
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            Rusl 2000 Gr    464287648        646       11400          Sole            8400     3000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          Russell Mcp Gr    464287481        397       10900          Sole            3900     7000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Russell Mid Cap    464287499       1377       21030          Sole           10000    11030
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                             S&P Gbl Inf    464287291        827       18500          Sole           15900     2600
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          DJ US Industrl    464287754        324        7785          Sole            6075     1710
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                              Com    478160104       4325       76161          Sole           40756    35405
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan & Chase & Co                         Com    46625H100        665       19520        Shared           19208      312
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P Gl Utiliti    464288711       1067       25206          Sole           24706      500
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partner        Ut Ltd Partner    494550106        592       11600          Sole           11600        0
----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                                   Com    191216100       2081       43376          Sole           17226    26150
----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs                 Com New    50540R409        279        4125          Sole            1550     2575
----------------------------------------------------------------------------------------------------------------------------------
L-3Communications Hldgs Inc                    Com    502424104        763       11000          Sole            9800     1200
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          IBOXX Inv CPBD    464287242       5863       58474          Sole           51339     7135
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Medtronic Inc                                  Com    585055106        377       10824          Sole            1424     9400
----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc                     Com    58405U102        226        4976          Sole             320     4656
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                                 Com    594918104       2586      108820          Sole           72920    35900
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&G Gl Material    464288695        528       11350          Sole            8350     3000
----------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                                 Com    628530107        281       21561          Sole           20951      610
----------------------------------------------------------------------------------------------------------------------------------
Nasdaq OMX Group Inc                           Com    631103108        347       16300          Sole            6300    10000
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Novartis A G                         Sponsored ADR    66987V109        582       14275          Sole           14275        0
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P 100 Idx Fd    464287101        708       16475          Sole           16150      325
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                                    Com    68389X105        521       24325          Sole            4325    20000
----------------------------------------------------------------------------------------------------------------------------------
Powershares Global ETF Trust      Gbl Clean Energy    73936T615        582       39450          Sole           37450     2000
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Pepsico Inc                                    Com    713448108       1877       34155          Sole           29155     5000
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Pfizer Inc                                     Com    717081103        661       44072          Sole           26322    17750
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Procter & Gamble Co                            Com    742718109       3626       70963          Sole           35062    35901
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC                     ETN Platinum    06739H255        745       26200          Sole           24200     2000
----------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust               Water Resource    73935X575        680       46214          Sole           42500     3714
----------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                           Com    720186105        238        9905          Sole            9905        0
----------------------------------------------------------------------------------------------------------------------------------
Powershares QQQ Trust                   Unit Ser 1    73935A104       2625       72180          Sole           44555    27625
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                  Spons ADR A    780259206       1396       27825          Sole           24825     3000
----------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                                    Com    74955L103        501       19650          Sole               0    19650
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Transocean LTD                             Reg Shs    H8817H100        213        2875          Sole            1250     1625
----------------------------------------------------------------------------------------------------------------------------------
Rydex ETF Trust                     S&P 500 Eq Trd    78355W106        581       18864          Sole           13164     5700
----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                                Com New    755111507        408        9185          Sole            1185     8000
----------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                      PSHS ULT SCAP600    74347R818       1133       55000          Sole           55000        0
----------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                     PSHS Ulsht SP 500    74347R883       3336       60300          Sole           60300        0
----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                           Com    806605101       1069       42577          Sole           13577    29000
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          Barclys 1-3 YR    464287457       1038       12405          Sole            9125     3280
----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                               Com    806857108       3134       57935          Sole           33635    24300
----------------------------------------------------------------------------------------------------------------------------------
Southern Co                                    Com    842587107        612       19665          Sole           17665     2000
----------------------------------------------------------------------------------------------------------------------------------
SPDR Tr                                 Unit Ser 1    78462F103      10633      115639          Sole          113564     2075
----------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                      PSHS Ult S&P 500    74347R107        295       11300          Sole           11000      300
----------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                                     Com    871829107        502       22375          Sole           19875     2500
----------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                       Com    00206R102       2503      100802          Sole           83035    17767
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Ltd                  ADR    881624209       2753       55797          Sole           47447     8350
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          Barclys 20+ Yr    464287432        293        3100          Sole               0     3100
----------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc                   Com    883556102        620       15225          Sole           15225        0
----------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV                       Com    909907107       1067       54656        Shared           54656        0
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp                       Com    913017109        714       13756          Sole           10563     3193
----------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                             Com    92220P105        439       12500          Sole               0    12500
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                     Com    92343V104       1784       58084          Sole           47353    10731
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                                    Com    931422109        252        8575          Sole            7475     1100
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Wells Fargo & Co New                           Com    949746101        499       20604          Sole           11846     8758
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                           Com    969457100        424       27200          Sole           27200        0
----------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                             Com    94106L109       1560       55428          Sole           36178    19250
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Wesbanco Inc                                   Com    950810101        216       14866        Shared           11446     3420
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Exxon Mobil Corp                               Com    30231G102       5480       78394          Sole           48826    29568
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Dentsply Intl Inc New                          Com    249030107        427       14000          Sole               0    14000
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                                                                    152041     4177475                       2989770  1187705
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